Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
	December 31,
	2025	2024
	US$	US$

Accounts receivable	1,632,793	2,599,984
Expected credit losses	(386,322)	(484,303)
	1,246,471	2,115,681

Schedule of movements in allowance for credit losses

The movements in allowance for credit losses are as follows:

	December 31,
	2025	2024
	US$	US$

Balance at the beginning of year	484,303	187,462
Additional for the year	11,200	296,841
Written-off/Reversal	(60,530)	-
Translation adjustment	(48,651)	-
Balance at the end of year	386,322	484,303